COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2014 item location lawsuit
Environmental matters
Number of locations for environmental assessments and remediation	35
Loss contingencies
Number of open wage hour lawsuits	6
Period to appeal court's decision after entry of final judgment under Federal Rule of Appellate Procedure	30 days
Number of complaints filed by individuals	23
Wage Hour Claims
Loss contingencies
Number of lawsuits certified for class action status	2
Deepwater Horizon Incident | Nalco
Loss contingencies
Number of oil dispersants for which the EPA released toxicity data	8
Number of master complaints naming Nalco and others who responded to the oil spill (known as the "B3 Bundle")	1
Number of putative class action complaints filed	6
Number of proposed class action settlements	2